GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill
	December 31,
	2021	2022

Balance as of beginning of the year	$123,717	$123,717
Goodwill acquired	-	29,524

Closing balance	$123,717	$153,241

Schedule of Intangible Assets
	December 31,
	2021	2022

Original amount:

Technology	$39,625	$55,922
Customer relationships	9,586	9,586
Other	664	664

	49,875	66,172

Less - accumulated amortization	32,009	38,664

Intangible assets, net	$17,866	$27,508

Schedule of Future Amortization Expense
2023	7,365
2024	7,318
2025	4,885
2026	3,477
2027	2,563
Thereafter	1,900

$27,508